Related parties	12 Months Ended
Dec. 31, 2025
Related parties
Related parties

37Related parties

Directors of the company, as well as certain executives, are considered key management. For entities within the Group refer to note 38.

Employee contracts between CMSA, CHZ, the Company, key management and certain employees include an option for respective key management to terminate such employee contracts in certain events following a change in control of the Company and to receive a severance payment equal to six months’ to two years’ compensation. If this was triggered as at December 31, 2025 the severance payment would have amounted to $13,859 (2024: $7,227). A change in control would constitute:

●	the acquisition of more than 50% of the shares; or
●	the acquisition of the right to exercise the majority of the voting rights of shares; or
●	the acquisition of the right to appoint the majority of the board of directors; or
●	the acquisition of more than 50% of the assets of the Group.

The Company may terminate the employee’s employment, whether such termination is with or without required notice, for any reason recognised in law as sufficient. If this was triggered as at December 31, 2025 the severance payment would have amounted to $5,500 (2024: $4,909) for all employees included in the above termination event of a change in control of the Company.

37Related parties (continued)

Key management personnel and director transactions:

A number of related parties transacted with the Group in the reporting period. The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

	2025	2024	2023
Key management salaries	2,831	2,915	3,102
Share-based awards(1)(2)	222	1,157	720
All other compensation(3)	3,345	2,396	2,599
	6,398	6,468	6,421

(1)	Amount inclusive of $Nil (2024: $110, 2023:104) classified as production costs.
(2)	Employees, officers, directors, consultants and other service providers also participate in the OEICP (see note 12).
(3)

The Company entered into a consultancy agreement with Mr. Curtis, a former director of the Company and the former Chief Executive Officer, effective January 1, 2023 to December 31, 2025 with a monthly fee of $12.5. During the Year, the Company expensed $150 (2024: $150, 2023: $150) in advisory service fees with respect to this consultancy agreement. Mr. Curtis retired as a director in May 2024.

The Company entered into a consulting agreement with Mr. Goodburn, the former Chief Financial Officer, during 2025. During the Year, The Company expensed $120 in advisory service fees with respect to this consultancy agreement.

Included is an amount of $2,346 (2024: $818, 2023: $647) that relates to bonuses provided for in 2025.

Included is an amount of $638 (2024: $1,169 (retirement package and leave payout), 2023: $1,588 (severance package)) that relates to a package payout.

$30 (2024: $30, 2023: $30) rent was paid to a company of which V. Gapare is a director and that supplied office accommodation in Harare, Zimbabwe.

Group entities are set out in note 38.

Refer to note 5 and note 28 for transactions with NCI.

Refer to note 39 for management fees between CMSA and Blanket Mine.

Refer to note 31 for details of the bonds and the Loan notes which were guaranteed by the Company and by Greenstone Management Services Holdings (UK) Limited respectively.

Refer to note 10 for director fees.

All related party transactions occurred at arm’s length.